SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Based Payments [Abstract]
SHARE-BASED PAYMENTS [Text Block]

19. SHARE-BASED PAYMENTS

As at December 31, 2020, the Corporation had two share-based compensation plans for its employees: a share option plan and a share unit plan.

Share option plan

Under the share option plan, employees are periodically granted options to purchase common shares at prices not less than the market price of the common shares on the day prior to the date of grant. During the year ended 2020, the Corporation did not grant any options under this plan (2019 - 288,000 performance options granted).

The adverse impact of COVID-19 pandemic on the business has affected the probability of achieving certain performance thresholds of the performance options previously granted. During the first and the fourth quarters of 2020, the Corporation used the modified grant-date method and reassessed the probability of achieving the specified performance metrics for the performance options based on the most likely outcome, which resulted in a recovery of share option expense for 2020. During 2020, the Corporation recognized a recovery of employment costs of $464 (2019 - expense of $782) related to its share option plan.

The share option plan authorized the number of options for grant to be determined based on 10% of the larger of the outstanding shares as at March 2, 2016 or any time thereafter. The options available for grant as at December 31, 2020 and 2019 are shown in the table below:

	December 31, 2020	December 31, 2019
Shares outstanding as at March 2, 2016	15,298,602	15,298,602
Percentage of shares outstanding	10%	10%
Number of options authorized	1,529,860	1,529,860
Less: options issued & outstanding	(1,021,156)	(1,321,288)
Options available for grant	508,704	208,572

The fair value of each option grant is estimated at the date of grant using the Black-Scholes option pricing model. Expected volatility is determined by the amount the Corporation's daily share price fluctuated over the expected life of the options. The fair value of options granted in 2019  were calculated using the following assumptions.

2019
Dividend yield	NIL
Risk free rate	1.39% - 1.67%
Expected volatility	40.79% - 44.75%
Expected life of options in years	2.46 - 6.00
Weighted average fair value of options granted (CAD)	$4.37 - $8.95

A summary of the status of the Corporation's share option plan as of December 31, 2020 and 2019, and changes during the years ended on those dates is presented below.

	2020		2019
	Number of Options	Weighted Average Exercise Price (in CAD$)	Number of Options	Weighted Average Exercise Price (in CAD$)
Beginning of year	1,321,288	$14.26	1,229,040	$15.00
Granted	—	—	288,000	$16.76
Exercised	(150,511)	$12.19	(2,338)	$12.34
Expired and forfeited	(149,621)	$14.46	(193,414)	$22.69
End of year	1,021,156	$14.54	1,321,288	$14.26
Exercisable at end of year	23,956	$10.50	195,688	$12.00

For the year ended December 31, 2020:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	14,570	0.19	$9.89	14,570	$9.89
$10.00 to $14.99	754,586	3.91	$13.90	9,386	$11.45
$15.00 to $19.99	252,000	4.63	$16.72	—	—
	1,021,156			23,956

For the year ended December 31, 2019:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	22,280	1.19	$9.89	22,280	$9.89
$10.00 to $14.99	1,011,008	4.15	$13.65	173,408	$12.27
$15.00 to $19.99	288,000	5.58	$16.76	—	—
	1,321,288			195,688

Share unit plan

During 2020, 522,231 share units were granted (2019 - 392,898). As at December 31, 2020, 570,126 RSUs were outstanding (2019 - 496,942 RSUs). As at December 31, 2020 and 2019, there were no PSUs outstanding.

During 2020, the Corporation recognized employment costs of $3,593 (2019 - $4,390) related to its share unit plan.

	Number of Share Units	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2020	496,942	$14.63
Granted	522,231	$15.36
Vested	(400,490)	$14.99
Forfeited	(48,557)	$14.53
Balance at December 31, 2020	570,126	$15.06

	Number of Share Units	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2019	657,727	$11.50
Granted	392,898	$17.01
Vested	(497,284)	$12.42
Forfeited	(56,399)	$14.14
Balance at December 31, 2019	496,942	$14.63

Under the Share Unit Plan, share units can be settled in cash or shares at the Corporation's discretion. The Corporation intends to settle all share units in equity at the end of the vesting period. To fulfill this obligation, the Corporation has appointed a trustee to administer the program and purchase shares from the open market through a share purchase trust on a periodic basis. During 2020, the Corporation did not purchase any shares for the trust (2019 - purchased 540,000 shares at a cost of $6,350). The Corporation paid certain withholding taxes in cash rather than reselling shares held in trust into the market. During 2020, 400,490 RSUs (2019 - 497,284) vested, for which the Corporation settled 291,608 RSUs (2019 - 252,394) through the issuance of shares held in trust and paid $1,209 (2019 - $3,122) of withholding taxes. As at December 31, 2020, 195,706 of the Corporation's common shares were held in trust for this purpose (2019 - 487,314).